UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                 |_| is a restatement.
                                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Matrix Asset Advisors, Inc.

                                 Address: 747 Third Avenue, 31st Floor

                                          New York, NY  10017

                                 13F File Number: 28-05690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Katz

Title: President

Phone: (212) 486-2004

Signature,                      Place,                      and Date of Signing:

                                747 Third Avenue
/s/ David A. Katz               NY, NY 10017                November 13, 2007
------------------------        -------------------         --------------------
                                |_|  13F HOLDINGS REPORT.
                                |_|  13F NOTICE.
                                |X|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: Alps Advisers, Inc.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: One

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

No. 13F File Number                       Name

                                          ALPS ADVISERS, INC.

Matrix Asset Advisors, Inc.

FORM 13F

30-Sep-07

                                                                                                     Voting Authority
                                                                                                    ------------------
                                 Title of                    Value    Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer                    class        CUSIP       (x$1000)   Prn Amt   Prn  Call  Dscretn  Managers   Sole     Shared  None
------------------------------   --------   ------------   --------   --------  ---  ----  -------  --------   -------  ------  ----
3M Company                         COM       88579y101        47885    511698    SH        Sole        97800    413898
AT&T Inc.                          COM       00206r102          292      6913    SH        Sole                   6913
American International Group I     COM       026874107        57466    849461    SH        Sole       157000    692461
Analog Devices                     COM       032654105        22445    620725    SH        Sole       121000    499725
BP PLC - ADR                       COM       055622104          315      4544    SH        Sole                   4544
Bank of America Corp.              COM       060505104        55494   1103924    SH        Sole       218000    885924
Becton, Dickinson & Co.            COM       075887109          205      2500    SH        Sole                   2500
Boeing Corp.                       COM       097023105          239      2278    SH        Sole                   2278
CVS Caremark Corp.                 COM       126650100          281      7084    SH        Sole                   7084
Calpine Corporation                COM       131347106           15     10000    SH        Sole                  10000
Chevron Corp.                      COM       166764100        59009    630578    SH        Sole       120000    510578
Chubb Corp.                        COM       171232101          238      4428    SH        Sole                   4428
Cisco Systems Inc                  COM       17275R102        45784   1381950    SH        Sole       262900   1119050
Citigroup                          COM       172967101        54942   1177240    SH        Sole       225000    952240
Coca Cola                          COM       191216100         1382     24051    SH        Sole                  24051
Comcast Corp - Cl A                COM       20030n101          205      8468    SH        Sole                   8468
Comcast Corp. - Special Class      COM       20030N200        50405   2103720    SH        Sole       418000   1685720
ConocoPhillips                     COM       20825c104        58318    664442    SH        Sole       140000    524442
Covidien Ltd                       COM       G2552X108        56128   1352470    SH        Sole       265000   1087470
Dell Inc                           COM       24702r101        21380    774652    SH        Sole       166000    608652
Devon Energy Co.                   COM       25179m103        46326    556805    SH        Sole       113000    443805
Discover Financial Services        COM       254709108        15006    721463    SH        Sole       153000    568463
Enviornmental Energy Service       COM       29406q101            1     10000    SH        Sole                  10000
Exxon Mobil Corporation            COM       30231g102         2980     32193    SH        Sole                  32193
First Place Financial Corp.        COM       33610t109          438     24749    SH        Sole                  24749
Gap Inc.                           COM       364760108        47554   2578830    SH        Sole       502000   2076830
General Electric Co.               COM       369604103        56430   1363053    SH        Sole       240000   1123053
H&R Block Inc.                     COM       093671105        14170    669040    SH        Sole       135000    534040
Huntington Bancshares, Inc.        COM       446150104          210     12360    SH        Sole                  12360
Intel Corporation                  COM       458140100        51831   2004298    SH        Sole       385000   1619298
J. P. Morgan Chase & Co.           COM       46625H100        46407   1012813    SH        Sole       191000    821813
Johnson & Johnson                  COM       478160104        43494    662013    SH        Sole       135000    527013
Merck & Co., Inc.                  COM       589331107          724     14002    SH        Sole                  14002
Merrill Lynch & Co.                COM       590188108        48491    680295    SH        Sole       138000    542295
MicroIslet, Inc.                   COM       59507q106           27     44500    SH        Sole                  44500
Microsoft Corporation              COM       594918104        56629   1922244    SH        Sole       390000   1532244
Morgan Stanley                     COM       617446448        51794    822120    SH        Sole       165000    657120
Novellus Systems                   COM       670008101        26719    980169    SH        Sole       189000    791169
Office Depot Inc.                  COM       676220106        23757   1152130    SH        Sole       262000    890130
Pfizer, Inc.                       COM       717081103        48994   2005467    SH        Sole       390000   1615467
Ross Stores Inc.                   COM       778296103          243      9465    SH        Sole                   9465
Royal Dutch Shell PLC ADR - A      COM       780259206          290      3525    SH        Sole                   3525
Staples, Inc.                      COM       855030102        30467   1417719    SH        Sole       308500   1109219
Symantec Corp.                     COM       871503108        27464   1417117    SH        Sole       275000   1142117
Teva Pharma Inds ADR               COM       881624209        52449   1179434    SH        Sole       223500    955934
Time Warner Inc                    COM       887317105        54711   2979906    SH        Sole       582000   2397906
Triangle MultiMedia Inc.           COM       895891109            0   1000000    SH        Sole                1000000
Tyco Electronics Ltd               COM       G9144P105        18930    534281    SH        Sole       103250    431031
Tyco International LTD.            COM       G9143X208        48955   1104085    SH        Sole       222000    882085
Verizon Communications             COM       92343v104          385      8697    SH        Sole                   8697
Wachovia Corp.                     COM       929903102          448      8930    SH        Sole                   8930
Wal-Mart Stores, Inc.              COM       931142103        57692   1321689    SH        Sole       239000   1082689
Wells Fargo Company                COM       949746101          225      6304    SH        Sole                   6304
Western Union                      COM       959802109        58603   2794593    SH        Sole       540000   2254593
Wyeth                              COM       983024100        47779   1072488    SH        Sole       208500    863988
E-Kong Group Ltd.                            G2952Q109            1     12500    SH        Sole                  12500
Prism Support Hldgs LLC                       3030551             0    250000    SH        Sole                 250000
OceanBoy Farms Inc.                          674990528            0    124995    SH        Sole                 124995
REPORT SUMMARY                         58   DATA RECORDS    1515451               1  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
                                                                                     ALPS Advisers, Inc.
                                                                                     028-12230